Related Party Transactions (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Mar. 15, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Stock issued during period shares issued for services		436,250
Stock issued during period value issued for services		$ 1,309,000	$ 1,683,000	$ 1,744,000	$ 115,000
Due from relatedParties						$ 68,000
Professional services, fee				18,000	68,000
Mr. Destler [Member]
Related Party Transaction [Line Items]
Payments for rent			45,000	45,000
Due from relatedParties						$ 68,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Repayments of related party debt				29,000
Mr Klausner [Member]
Related Party Transaction [Line Items]
Stock issued during period shares issued for services	30,000
Stock issued during period value issued for services	$ 60,000
Mr. Handy [Member]
Related Party Transaction [Line Items]
Related party transaction due from to related party			6,000	6,000
Aaron Danks [Member]
Related Party Transaction [Line Items]
Stock issued during period value issued for services			26,000
Other expenses				$ 26,000
Received insurance premium					$ 2,700
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Repayments of related party debt			$ 29,000